ASSETS HELD FOR SALE AND DISCONTINUED OPERATION - Schedule Of Cash Flows Of The Discontinued Operation (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 $ / shares
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 1,817,195	$ 912,840
Depreciation and depletion	(339,694)	(109,796)
Other operating expenses	(834,589)	(596,921)
Income from operations	432,339	151,704
Finance expense	(179,288)	(91,302)
Finance income	10,946	7,071
Other (expense) income	(132,630)	465,837
Income before income taxes	131,367	533,310
Income tax expense	(150,228)	(273,016)
Net income from discontinued operations	$ 240,332	78,993
Basic (in dollars per share) from discontinued operations | (per share)	$ 0.38		$ 0.20
Diluted (in dollars per share) from discontinued operations | $ / shares			$ 0.17
Cash provided by (used in):
Cash provided by (used in) operating activities	$ 421,285	222,244
Cash provided by (used in) investing activities	(141,085)	(107,726)
Cash provided by (used in) financing activities	(10,940)	(6,557)
Discontinued operation
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	891,941	601,280
Operating expense	(432,636)	(392,665)
Depreciation and depletion	(160,776)	(110,691)
Other operating expenses	(9,301)	(11,664)
Income from operations	289,228	86,260
Finance expense	(6,390)	(4,079)
Finance income	876	991
Other (expense) income	(2,491)	13,599
Income before income taxes	281,223	96,771
Income tax expense	(40,891)	(17,778)
Net income from discontinued operations	$ 240,332	$ 78,993
Basic (in dollars per share) from discontinued operations | $ / shares	$ 0.38	$ 0.20
Diluted (in dollars per share) from discontinued operations | $ / shares	$ 0.38	$ 0.17